TCW FUNDS, INC.

Supplement Dated April 15, 2011 to Prospectus Dated February 28, 2011

Effective April 30, 2011, the TCW Small Cap Growth Fund is closed to new investors.

Please retain this Supplement with your Prospectus for future reference.

Psupp/4/15/11